Deferred Tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	£ (17,432)	£ (16,789)
Differences on exchange	680	(1,011)
Subsidiaries acquired	(4)	1
(Charged)/credited to the income statement	(55)	304
(Charged)/credited relating to changes in tax rates	47	70
(Charged)/credited to other comprehensive income	138	(7)
Ending balance at 31 December	(16,626)	(17,432)
Accounting policy change (IFRS 9)
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		7
Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		(16,796)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(70)	(91)
Differences on exchange	4	(7)
(Charged)/credited to the income statement	21	27
(Charged)/credited relating to changes in tax rates		1
Ending balance at 31 December	(45)	(70)
Stock relief | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		(91)
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(210)	(174)
Differences on exchange	11	(10)
(Charged)/credited to the income statement	(9)	(16)
(Charged)/credited relating to changes in tax rates		(10)
Ending balance at 31 December	(208)	(210)
Excess of capital allowances over depreciation | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		(174)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	105	113
Differences on exchange	(2)	4
(Charged)/credited to the income statement	(24)	(11)
(Charged)/credited relating to changes in tax rates		(1)
Ending balance at 31 December	79	105
Tax losses | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		113
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(281)	(241)
Differences on exchange	15	6
(Charged)/credited to the income statement	(52)	(46)
Ending balance at 31 December	(318)	(281)
Undistributed earnings of associates and subsidiaries | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		(241)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	222	264
Differences on exchange	(9)	15
(Charged)/credited to the income statement	(15)	(36)
(Charged)/credited relating to changes in tax rates	(1)	4
(Charged)/credited to other comprehensive income	82	(25)
Ending balance at 31 December	279	222
Retirement benefits | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		264
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(18,246)	(17,323)
Differences on exchange	701	(1,066)
Subsidiaries acquired	(4)	(3)
(Charged)/credited to the income statement	92	67
(Charged)/credited relating to changes in tax rates	49	79
Ending balance at 31 December	(17,408)	(18,246)
Trademarks | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		(17,323)
Other Temporary Differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	1,048	663
Differences on exchange	(40)	47
Subsidiaries acquired		4
(Charged)/credited to the income statement	(68)	319
(Charged)/credited relating to changes in tax rates	(1)	(3)
(Charged)/credited to other comprehensive income	56	18
Ending balance at 31 December	£ 995	1,048
Other Temporary Differences | Accounting policy change (IFRS 9)
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		7
Other Temporary Differences | Previously Stated
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance		£ 656